Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	GUARDFORCE AI CO., LIMITED
Entity Central Index Key	0001804469
Entity File Number	001-40848
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	10 Anson Road
Entity Address, Address Line Two	#28-01 International Plaza
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	079903
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	24,353,539
ordinary shares, par value $0.12 per share
Entity Listings [Line Items]
Title of 12(b) Security	ordinary shares, par value $0.12 per share
Trading Symbol	GFAI
Security Exchange Name	NASDAQ
Warrants, No par value
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, No par value
Trading Symbol	GFAIW
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Lei Wang, CEO
Contact Personnel Email Address	olivia.wang@guardforceai.com
Entity Address, Address Line One	10 Anson Road
Entity Address, Address Line Two	#28-01 International Plaza
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	079903
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	6702 1179